Subsequent events	12 Months Ended
Mar. 31, 2023
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
37.
Subsequent events

Please refer to Notes 20, 32 and 36 of these consolidated financial statements for the details of subsequent events relating to the proposed dividend, contingencies and Regulatory Inspection of facilities respectively.

Agreement with Mayne Pharma Group Limited (“Mayne”)

On February 27, 2023, the Company entered into an asset purchase agreement with Australia based Mayne, to acquire its U.S. generic prescription product portfolio. The portfolio consists of approximately
45
commercial products,
40
approved non-marketed products and
4
pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product. This acquisition will complement the Company’s U.S. retail prescription pharmaceutical business with limited competition products.

Under the terms of the agreement, the Company acquired the portfolio for an upfront payment of
 U.S.$90
in cash, a contingent consideration of up to
 U.S.$15
, and consideration towards inventory and credits for certain accrued channel liabilities, to be determined on the closing date. The closing of this transaction was subject to satisfactory completion of closing conditions including the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

T
he acquisition was consummated on April 6, 2023 upon the completion of all closing conditions, and the Company paid net consideration of U.S.$93. Net consideration represents amounts transferred for acquisition of other intangible assets of U.S.$90 and inventories of U.S.$24 which amounts were adjusted with credits towards accrued channel liabilities of U.S.$21.

Settlement Agreement with Janssen Group

On April 27, 2023, the Company entered into a settlement agreement with Janssen Group, pursuant to which the Company received a one-time payment of CAD 9 in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga®(Abiraterone).

Allotment of shares under Share-based payment

On June 3, 2023, the Company allotted 16,666 equity shares to various employees (15,562 equity shares exercised at Rs.5 per share pursuant to the DRL 2002 Plan and 1,104 equity shares exercised at Rs.5 per share underlying 1,104 ADRs pursuant to the DRL 2007 plan).